LITMAN GREGORY FUNDS TRUST

Supplement dated June 29, 2017 to the

Prospectus and Statement of Additional Information (“SAI”)

of the Litman Gregory Funds Trust dated April 30, 2017, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Alternative Strategies Fund:

DCI, LLC (“DCI”) is added as a sub-advisor, and Stephen Kealhofer, Tim Kasta, Richard Donick, Paul Harrison, Bin Zeng and Adam Dwinells are added as portfolio managers, to the Litman Gregory Masters Alternative Strategies Fund, effective July 10, 2017.

The following information replaces the table in the section entitled “Summary Section – Management” on page 17 of the Prospectus dated April 30, 2017, as supplemented:

(Changes are in boldface and underlined)

Management

INVESTMENT ADVISOR	PORTFOLIO MANAGER	MANAGED THE ALTERNATIVE STRATEGIES FUND SINCE:
Litman Gregory Fund Advisors, LLC	Jeremy DeGroot, CFA, President of the Trust, Principal, Chief Investment Officer and Portfolio Manager	2011

SUB-ADVISOR	PORTFOLIO MANAGER	MANAGED THE ALTERNATIVE STRATEGIES FUND SINCE:
DCI, LLC	Stephen Kealhofer, Head of Research and Portfolio Manager	2017
	Tim Kasta, Chief Executive Officer and Portfolio Manager	2017
	Richard Donick, President, Chief Risk Officer and Portfolio Manager	2017
	Paul Harrison, Chief Investment Officer and Portfolio Manager	2017
	Bin Zeng, Head of Credit Research and Portfolio Manager	2017
	Adam Dwinells, Head of Portfolio Management and Portfolio Manager	2017
DoubleLine Capital LP	Jeffrey Gundlach, Chief Executive Officer, Chief Investment Officer and Portfolio Manager	2011
	Jeffrey Sherman, CFA, Deputy Chief Investment Officer and Portfolio Manager	2017
First Pacific Advisors, LLC	Steven Romick, CFA, Managing Partner and Portfolio Manager	2011
	Brian Selmo, CFA, Partner and Portfolio Manager	2011
	Mark Landecker, CFA, Partner and Portfolio Manager	2011

SUB-ADVISOR	PORTFOLIO MANAGER	MANAGED THE ALTERNATIVE STRATEGIES FUND SINCE:
Loomis, Sayles & Company, L.P.	Matthew Eagan, CFA, Vice President and Portfolio Manager	2011
	Kevin Kearns, Vice President and Portfolio Manager	2011
	Todd Vandam, CFA, Vice President and Portfolio Manager	2011
Passport Capital, LLC	John Burbank, Chief Investment Officer and Portfolio Manager	2014
Water Island Capital, LLC	John Orrico, CFA, President, Chief Investment Officer and Portfolio Manager	2011
	Todd Munn, Portfolio Manager	2011
	Roger Foltynowicz, CAIA, Portfolio Manager	2011
	Gregg Loprete, Portfolio Manager	2011

The following information replaces the first and fourth paragraphs and the table in the section entitled “Litman Gregory Masters Alternative Strategies Fund – Sub-Advisors” on page 45 of the Prospectus dated April 30, 2017, as supplemented:

(Changes are in boldface and underlined)

Litman Gregory’s strategy is to allocate the portfolio’s assets among the Alternative Strategies Fund’s six sub-advisors to provide investors a mix of strategies that Litman Gregory believes offer risk-return characteristics that are attractive individually and even more compelling collectively. Allocations among sub-advisors are based on a number of factors, including Litman Gregory’s expectation for the risk-adjusted return potential of each sub-advisor’s strategy and the impact on overall portfolio risk, with the objective of maximizing return subject to the goals of low volatility and relatively low correlation with broad financial markets, especially the stock market. Litman Gregory may at times adjust the allocations of capital to sub-advisors if it believes there is a highly compelling tactical opportunity in a particular sub-advisor’s strategy. Portfolio assets will be tactically allocated to the sub-advisors in accordance with the target allocation range for each sub-advisor specified in the table below, as measured at the time of allocation.

The following table provides a description of the Alternative Strategies Fund’s six sub-advisors and their current target levels of assets. Asset levels will fluctuate, and it is at the discretion of Litman Gregory to re-balance the asset allocations. A detailed discussion of the management structure of the Alternative Strategies Fund follows the table.

PORTFOLIO MANAGER(S)/SUB-ADVISOR	CURRENT TARGET ALLOCATION AND TARGET ASSET ALLOCATION RANGE	STRATEGY

Stephen Kealhofer Tim Kasta Richard Donick Paul Harrison Bin Zeng Adam Dwinells DCI, LLC	16% 6%-26%	Long-Short Credit

PORTFOLIO MANAGER(S)/SUB-ADVISOR	CURRENT TARGET ALLOCATION AND TARGET ASSET ALLOCATION RANGE	STRATEGY

Jeffrey Gundlach Jeffrey Sherman, CFA DoubleLine Capital LP	23% 13%-33%	Opportunistic Income

Steven Romick, CFA Brian Selmo, CFA Mark Landecker, CFA First Pacific Advisors, LLC	17% 7%-27%	Contrarian Opportunity

Matthew Eagan, CFA Kevin Kearns Todd Vandam, CFA Loomis, Sayles & Company, L.P.	17% 7%-27%	Strategic Alpha Fixed Income

John Burbank Passport Capital, LLC	10% 5%-15%	Long/Short Equity

John Orrico, CFA Todd Munn Roger Foltynowicz, CAIA Gregg Loprete Water Island Capital, LLC	17% 7%-27%	Arbitrage

The following is added to the section entitled “Litman Gregory Masters Alternative Strategies Fund Portfolio Managers” before the description of DoubleLine Capital LP on page 46 of the Prospectus dated April 30, 2017, as supplemented:

Long-Short Credit Strategy

Stephen Kealhofer

Tim Kasta

Richard Donick

Paul Harrison

Bin Zeng

Adam Dwinells

DCI, LLC

201 Spear Street, Suite 250

San Francisco, CA 94105

Stephen Kealhofer, Tim Kasta, Richard Donick, Paul Harrison, Bin Zeng and Adam Dwinells are the co-portfolio managers responsible for the long-short credit strategy (the “Long-Short Credit Strategy”), which is the segment of the Alternative Strategies Fund’s assets managed by DCI, LLC (“DCI”). Mr. Kealhofer is the Head of Research and Director of DCI. He was formerly Co-Founder and Managing Partner of KMV and Assistant Professor of Finance at Columbia University. Mr. Kasta is Chief Executive Officer and Director of DCI. He was formerly Managing Director of Moody’s KMV, Partner and Managing Director of KMV and a senior analyst in corporate banking at Bank of Montreal. Mr. Donick is President, Chief Risk Officer and Director of DCI. Prior to joining DCI, Mr. Donick was with the financial restructuring group at HLHZ; Chief Operating Officer of UBS Capital, Head of FX Derivatives at UBS AG Europe and an attorney at Johnson & Gibbs. Mr. Harrison is Chief Investment Officer of DCI. He was formerly Chief Investment Officer and Head of Research at Barclays Global Investors/BlackRock; Chief of Capital Markets at the Federal Reserve Board and a member of the finance faculty at Brandeis University. Mr. Zeng is Head of Credit Research of DCI. He was formerly Co-Head of Global Credit Research and Managing Director of Barclays Global Investors/BlackRock and Director of Moody’s KMV. Mr. Dwinells is Head of Portfolio Management of DCI. He was formerly Vice President and Senior Risk Advisor of JP Morgan and its predecessor companies. DCI has been a sub-advisor to the Alternative Strategies Fund since 2017.

DCI’s Long-Short Credit Strategy employ a systematic portfolio construction process underpinned by a proprietary, fundamental model of credit risk and valuation. DCI’s investment process is designed to exploit information gaps between credit and equity markets and other market inefficiencies to identify and capture mispricing at the individual asset level. The DCI Long-Short Credit Strategy is expected to generate returns from idiosyncratic credit selection, as the strategy systematically curtails rate duration and credit beta exposure. Correlations to systematic market risks including high yield and equity market returns are expected to be minimal, and strategy returns are not expected to be correlated to the returns of other active strategies. The DCI Long-Short Credit Strategy is designed to perform in both low and high volatility environments although returns are expected to be higher in higher volatility environments.

DCI targets superior risk-adjusted returns from portfolios of corporate credit assets through the selection of potentially mispriced individual securities. The principal driver of DCI’s strategies is its dynamic proprietary default probability model which incorporates fundamental balance sheet information and real-time information embedded in equity and options markets. DCI’s model uses this information to calculate credit spreads that, when compared to market spreads, identify potential mispricing that can be potentially exploited. Excess returns are anticipated over time as market prices converge to the actual risk levels and fair value pricing of the exposures, as indicated by DCI’s model. DCI’s technology produces timely risk measures for thousands of investments, which are monitored in real-time, providing early warning capabilities and a large universe from which to create portfolios. DCI believes its approach to generating returns is unique in its integration of technology, infrastructure, ongoing research, and credit expertise.

DCI believes that the inability of conventional credit approaches to consider equity and other market information systematically, and their propensity to build portfolios around issue weightings, are features that create persistent inefficiencies in the market. These features are largely driven by the qualitative, discretionary style that conventional credit market participants use. While marginal information efficiencies are likely to come about as a natural part of the credit market’s maturation, as long as conventional credit investors dominate the market, exploitable inefficiencies will exist for DCI.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information-Other Accounts Managed by Portfolio Managers” beginning on page 52 of the SAI dated April 30, 2017, as supplemented:

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Alternative Strategies Fund
Stephen Kealhofer* (DCI)	0	$0	7	$3.1 billion	5	$856.7 million
Tim Kasta* (DCI)	0	$0	7	$3.1 billion	5	$856.7 million
Richard Donick* (DCI)	0	$0	7	$3.1 billion	5	$856.7 million
Paul Harrison* (DCI)	0	$0	7	$3.1 billion	5	$856.7 million
Bin Zeng* (DCI)	0	$0	7	$3.1 billion	5	$856.7 million
Adam Dwinells* (DCI)	0	$0	7	$3.1 billion	5	$856.7 million

*Information is as of May 31, 2017.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information-Other Accounts that Pay Performance-Based Advisory Fees Managed by the Portfolio Managers” beginning on page 54 of the SAI dated April 30, 2017, as supplemented:

Fund and Portfolio Manager (Firm)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Alternative Strategies Fund
Stephen Kealhofer* (DCI)	0	$0	4	$253.9 million	0	$0
Tim Kasta* (DCI)	0	$0	4	$253.9 million	0	$0
Richard Donick* (DCI)	0	$0	4	$253.9 million	0	$0
Paul Harrison	0	$0	4	$253.9 million	0	$0
Bin Zeng* (DCI)	0	$0	4	$253.9 million	0	$0
Adam Dwinells* (DCI)	0	$0	4	$253.9 million	0	$0

*Information is as of May 31, 2017.

The following information is added to the section entitled “Additional Portfolio Manager Information-Material Conflicts of Interest” before the description of DoubleLine Capital LP on page 55 of the SAI dated April 30, 2017, as supplemented:

DCI, LLC (“DCI”)

Sub-Advisor to the Alternative Strategies Fund

From time to time, potential and actual conflicts of interest may arise between the portfolio manager’s management of the investments of the Alternative Strategies Fund on the one hand, and the management of other accounts and investment funds, on the other. To address this potential conflict of interest, all allocations of investment opportunities and allocations of aggregated trades are required to be made in accordance with DCI’s written Investment Allocation Policy. In addition, DCI engages in ongoing trade activity reviews and has established a Best Execution Committee that conducts periodic reviews of DCI’s trading practices.

The following information is added to the section entitled “Additional Portfolio Manager Information-Compensation Structures and Methods” before the description of DoubleLine on page 63 of the SAI dated April 30, 2017, as supplemented:

DCI

Sub-Advisor to the Alternative Strategies Fund

DCI’s compensation structure is designed to attract and retain the highest quality professionals. The management team feels strongly that all executives should share in DCI’s long-term incentive mechanisms. This belief has resulted in a very strong rate of retention at the senior level. As a result, all executives are highly motivated to maximize DCI’s long-term value through superior investment performance and strong client relationships. Compensation comprises an industry competitive salary and an annual discretionary bonus based on corporate and individual performance.

For DCI’s most senior employees, compensation also includes a share in DCI’s overall profits, as well as long term equity (which in some cases vests over time). No employee compensation is ever based on the performance of a specific strategy or portfolio.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information-Portfolio Manager Securities Ownership” on page 71 of the SAI dated April 30, 2017, as supplemented:

Portfolio Manager/ Fund(s) Managed	Dollar Range of Securities Owned
Stephen Kealhofer* Alternative Strategies Fund	A
Tim Kasta* Alternative Strategies Fund	A
Richard Donick* Alternative Strategies Fund	A
Paul Harrison* Alternative Strategies Fund	A
Bin Zeng* Alternative Strategies Fund	A
Adam Dwinells* Alternative Strategies Fund	A

*Information is as of May 31, 2017.

Key of Dollar Ranges for Table: A - None; B - $1 to $10,000; C - $10,001 to $50,000; D - $50,001 to $100,000; E -$100,001 - $500,000; F - $500,001 - $1,000,000; G - Over $1,000,000.

The following information is added to the section entitled “Proxy Voting Policies and Procedures” before the discussion of DoubleLine on page 76 of the SAI dated April 30, 2017, as supplemented:

DCI

Sub-Advisor to the Alternative Strategies Fund

DCI generally invests in fixed income securities that do not involve proxy votes. However, DCI has adopted a Proxy Voting Policy to govern situations under which DCI has responsibility for voting proxies for the Alternative Strategies Fund consistent with the best economic interests of the Alternative Strategies Fund. In the case of a proxy vote involving a security held by the Alternative Strategies Fund, it is DCI’s policy to generally vote proxies in accordance with the recommendations set forth by the Alternative Strategies Fund’s management. There may be times, however, when DCI determines that it is in the best interests of the Alternative Strategies

Fund to vote against management’s recommendation. In such circumstances, the Best Execution Committee or its designee will decide how to vote the proxy at issue. DCI reserves the right, on occasion, to abstain from voting a proxy or a specific proxy item when it concludes that the cost of voting the proxy outweighs the potential benefit or when DCI otherwise believes that voting does not serve the Alternative Strategies Fund’s best interests. To the extent applicable, voting proxies in non-U.S. markets may give rise to a number of administrative issues that may prevent DCI from voting proxies for certain companies in these jurisdictions.

Were a conflict of interest to arise between DCI and the Alternative Strategies Fund regarding the outcome of a proxy vote, DCI is committed at resolving the conflict in the best interest of the Alternative Strategies Fund before it votes the proxy at issue. If the conflict is not resolvable, DCI may disclose the conflict to the Alternative Strategies Fund and obtain the Alternative Strategies Fund’s consent before voting or seek the recommendation of a third party in deciding how to vote. DCI will maintain a record of proxy voting decisions.

Please keep this Supplement with your Prospectus and SAI.